Income Tax - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	$ 85,500	$ 31,418	$ 17,823
Subsidiaries
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	1,357
Tax effect of non-allowable expenses	678
Tax effect of non-allowable taxes	921
Other differences	$ 658